COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 - COMMITMENTS AND CONTINGENCIES

COVID-19 Pandemic

In December 2019, a novel strain of coronavirus known as COVID-19 was reported to have surfaced in China, and by March 2020 the spread of the virus resulted in a world-wide pandemic. By March 2020, the U.S. economy had been largely shut down by mass quarantines and government mandated stay-in-place orders (the “Orders”) to halt the spread of the virus, now widely acknowledged to have been generally ineffective, and in many ways, harmful. As a result, nearly all of these Orders have been relaxed or lifted, but there is considerable uncertainty about whether the Orders will be reinstated should a new COVID-19 variant or entirely new virus emerge.

Our business was materially impacted by COVID-19 in 2020 and to some extent thereafter and through the early part of 2023 due to the actions of governmental bodies that mandated quarantines and lockdowns that resulted in many of our VIPs and potential VIPs having to close their offices. The impact of COVID-19 on our business diminished somewhat as 2023 has progressed. However, it appears that the latest COVID-19 subvariants evoke generally milder symptoms and do not pose the same health or economic threat as previous strains. However, the residual effects of the pandemic on dental workforce availability as well as patient precautionary measures continued to negatively impact our VIP dental practices and our revenue across the U.S. and Canada during 2022 and into 2023. We believe new enrollments during the third quarter of 2023 continue to be negatively impacted by the ongoing overall workforce uncertainties in the dental market. In addition, new variants of COVID-19 continue to arise, and such variants may in the future cause an adverse effect on the dental market. As such, the long-term financial impact on our business of COVID-19 as well as these other matters cannot reasonably be fully estimated at this time.

Inflation War in Ukraine and Attack on Israel

The Company believes that as the U.S. experiences a period of inflation, which has increased (and may continue to increase), the Company and its suppliers’ costs as well as the end cost of the Company’s products to consumers may also increase. The worldwide supply chain constraints and economic and capital markets uncertainty arising out of Russia’s invasion of Ukraine in February 2022 and Hamas attacks on Israel in October of 2023 have emerged as new barriers to long-term economic recovery. If an economic recession or depression commences and is sustained, it could have a material adverse effect on our business as demand for our products could decrease. To date, the Company has been able to manage inflation risk without a material adverse impact on its business or results of operations, and inflation has begun to abate somewhat during 2023. However, inflationary pressures (including increases in the price of raw material components of the Company’s appliances) made it necessary for the Company to adjust its standard pricing for its appliance products effective May 1, 2022. The full impact of such price adjustments on sales or demand for the Company’s products is not fully known at this time and may require the Company to adjust other aspects of its business as it seek to grow revenue and, ultimately, achieve profitability and positive cash flow from operations.

An additional inflation-related risk is the Federal Reserve’s response, which up to this point has been to raise interest rates. Such actions have, in times past, created unintended consequences in terms of the impact on housing starts, overall manufacturing, capital markets, and banking. If such disruptions become systemic, like in the recession of 2008, then the impact on the Company’s revenue, earnings potential and access to capital of both inflation and inflation-fighting responses would be impossible to know or calculate.

These conditions could cause an economic recession or depression to commence, and if such recession or depression is sustained, it could have a material adverse effect on the Company’s business as demand for its products could decrease. Such conditions have also had, and may continue to have, an adverse effect on the capital markets, with public stock price decreases and volatility, which could make it more difficult for the Company to raise needed capital at the appropriate time.

Operating Leases

The Company has entered into various operating lease agreements for certain offices, medical facilities and training facilities. These leases have original lease periods expiring between 2022 and 2029. Most leases include an option to renew and the exercise of a lease renewal option typically occurs at the discretion of both parties. For purposes of calculating operating lease liabilities, lease terms are deemed not to include options to extend the lease until it is reasonably certain that the Company will exercise that option.

In January 2017, the Company entered into a commercial lease agreement for 2,220 square feet of office in Johnstown, Colorado that was to commence on March 1, 2018 and end February 28, 2025. As of January 1, 2022, the Company recorded an operating lease right of use asset and lease liabilities of $0.3 million in the consolidated balance sheet representing the present value of minimum lease payments using the Company’s incremental borrowing rate of 6.0%.

In May 2018, the Company entered into a commercial lease agreement for 3,643 square feet of office in Highlands Ranch, Colorado that was to commence on November 1, 2018 and end on January 1, 2029. As of January 1, 2022, the Company recorded an operating lease right of use asset and lease liabilities of $0.8 million in the consolidated balance sheet representing the present value of minimum lease payments using the Company’s incremental borrowing rate of 7.3%.

In October 2020, the Company entered into a commercial lease agreement for 4,800 square feet of office in Orem, Utah that was to commence on January 1, 2021 and end on December 1, 2025. As of January 1, 2022, the Company recorded an operating lease right of use asset and lease liabilities of $0.6 million in the consolidated balance sheet representing the present value of minimum lease payments using the Company’s incremental borrowing rate of 6.6%.

In April 2019, the Company entered into a commercial lease agreement for 3,231 square feet of office in Highlands Ranch, Colorado that was to commence on May 1, 2019 and end on May 31, 2022. As of January 1, 2022, the Company recorded an operating lease right of use asset and lease liabilities of less than $0.1 million in the consolidated balance sheet representing the present value of minimum lease payments using the Company’s incremental borrowing rate of 6.7%.

In April 2019, the Company entered into a commercial lease agreement for 14,732 square feet of office space for its former corporate headquarters in Denver, Colorado that was to commence on September 23, 2020 and end on March 22, 2028. As of January 1, 2022, the Company recorded an operating lease right of use asset and lease liabilities of less than $1.4 million in the consolidated balance sheet representing the present value of minimum lease payments using the Company’s incremental borrowing rate of 7.1%.

In April 2022, the Company entered into a commercial lease agreement for 8,253 square feet of office space for its corporate headquarters in Littleton, Colorado that commenced May 16, 2022 and ends on November 15, 2027. As of May 16, 2022, the Company recorded an operating lease right of use asset and lease liabilities of less than $1.5 million in the consolidated balance sheet representing the present value of minimum lease payments using the Company’s incremental borrowing rate of 10.6%.

As of September 30, 2023 and 2022, the components of lease expense are as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
Lease cost:	2023	2022	2023	2022

Operating lease cost	$128	$148	$371	$410
Total net lease cost	$128	$148	$371	$410

Rent expense is recognized on a straight-line basis over the lease term. Lease expense, including real estate taxes and related costs, for the three months ended September 30, 2023 and 2022 aggregated approximately $0.1 million, and for the nine months ended September 30, 2023 and 2022 aggregated approximately $0.4 million, respectively. This is included under general and administrative expense.

As of September 30, 2023, the remaining lease terms and discount rate used are as follows (in thousands):

2023

Weighted-average remaining lease term (years)	3.9
Weighted-average discount rate	8.2%

Supplemental cash flow information related to leases as of September 30, 2023 is as follows (in thousands):

2023
Cash flow classification of lease payments:
Operating cash flows from operating leases	451

As of September 30, 2023, the maturities of the Company’s future minimum lease payments were as follows (in thousands):

As of September 30,

2023 (remaining three months)	$152
2024	621
2025	594
2026	507
2027	493
Thereafter	140

Total lease payments	2,507
Less: Imputed interest	(403)
Total	$2,104

NOTE 13 - COMMITMENTS AND CONTINGENCIES

COVID-19 Pandemic

In December 2019, a novel strain of coronavirus known as COVID-19 was reported to have surfaced in China, and by March 2020 the spread of the virus resulted in a world-wide pandemic. By March 2020, the U.S. economy had been largely shut down by mass quarantines and government mandated stay-in-place orders (the “Orders”) to halt the spread of the virus, now widely acknowledged to have been generally ineffective, and in many ways, harmful. As a result, nearly all of these Orders have been relaxed or lifted, but there is considerable uncertainty about whether the Orders will be reinstated should a new COVID-19 variant or entirely new virus emerge.

Our business was materially impacted by COVID-19 in 2020 and to some extent in 2021due to the actions of governmental bodies that mandated quarantines and lockdowns that resulted in many of our VIPs and potential VIPs having to close their offices. The impact of COVID-19 on our business diminished somewhat as 2022 progressed. However, it appears that the latest COVID-19 subvariants evoke generally milder symptoms and do not pose the same health or economic threat as previous strains. However, the residual effects of the pandemic on dental workforce availability as well as patient precautionary measures continued to negatively impact our VIP dental practices and our revenue across the U.S. and Canada during 2022. We believe new enrollments during the fourth quarter of 2022 were negatively impacted by the ongoing overall workforce uncertainties in the dental market. As such, the long-term financial impact on our business of COVID-19 as well as these other matters cannot reasonably be fully estimated at this time.

As such, the long-term financial impact on our business of COVID-19 as well as these other matters cannot reasonably be fully estimated at this time.

Inflation and War in Ukraine

The Company believes the U.S. has entered a period of inflation which has increased (and may continue to increase) the Company and its suppliers’ costs as well as the end cost of the Company’s products to consumers. To date, the Company been able to manage inflation risk without a material adverse impact on its business or results of operations. However, inflationary pressures (including increases in the price of raw material components of the Company’s appliances) made it necessary for the Company to adjust its standard pricing for its appliance products effective May 1, 2022. The full impact of such price adjustments on sales or demand for the Company’s products is not fully known at this time and may require the Company to adjust other aspects of its business as it seek to grow revenue and, ultimately, achieve profitability and positive cash flow from operations.

In addition, worldwide supply chain constraints due in part to Russia’s invasion of Ukraine in February 2022, have emerged as new barriers to long-term economic recovery.

These conditions could cause an economic recession or depression to commence, and if such recession or depression is sustained, it could have a material adverse effect on the Company business as demand for its products could decrease. Such conditions have also had, and may continue to have, an adverse effect on the capital markets, with public stock price decreases and volatility, which could make it more difficult for the Company to raise needed capital at the appropriate time.

Operating Leases

The Company has entered into various operating lease agreements for certain offices, medical facilities and training facilities. These leases have original lease periods expiring between 2022 and 2029. Most leases include an option to renew and the exercise of a lease renewal option typically occurs at the discretion of both parties. For purposes of calculating operating lease liabilities, lease terms are deemed not to include options to extend the lease until it is reasonably certain that the Company will exercise that option.

In January 2017, the Company entered into a commercial lease agreement for 2,220 square feet of office in Johnstown, CO that was to commence on March 1, 2018 and end February 28, 2025. As of January 1, 2022, the Company recorded an operating lease right of use asset and lease liabilities of $0.3 million in the consolidated balance sheet representing the present value of minimum lease payments using the Company’s incremental borrowing rate of 6.0%.

In May 2018, the Company entered into a commercial lease agreement for 3,643 square feet of office in Highlands Ranch, CO that was to commence on November 1, 2018 and end on January 1, 2029. As of January 1, 2022, the Company recorded an operating lease right of use asset and lease liabilities of $0.8 million in the consolidated balance sheet representing the present value of minimum lease payments using the Company’s incremental borrowing rate of 7.3%.

In October 2020, the Company entered into a commercial lease agreement for 4,800 square feet of office in Orem, Utah that was to commence on January 1, 2021 and end on December 1, 2025. As of January 1, 2022, the Company recorded an operating lease right of use asset and lease liabilities of $0.6 million in the consolidated balance sheet representing the present value of minimum lease payments using the Company’s incremental borrowing rate of 6.6%.

In April 2019, the Company entered into a commercial lease agreement for 3,231 square feet of office in Highlands Ranch, CO that was to commence on May 1, 2019 and end on May 31, 2022. As of January 1, 2022, the Company recorded an operating lease right of use asset and lease liabilities of less than $0.1 million in the consolidated balance sheet representing the present value of minimum lease payments using the Company’s incremental borrowing rate of 6.7%.

In April 2019, the Company entered into a commercial lease agreement for 14,732 square feet of office in Denver, CO that was to commence on September 23, 2020 and end on March 22, 2028. As of January 1, 2022, the Company recorded an operating lease right of use asset and lease liabilities of less than $1.4 million in the consolidated balance sheet representing the present value of minimum lease payments using the Company’s incremental borrowing rate of 7.1%.

In April 2022, the Company entered into a commercial lease agreement for 8,253 square feet of office in Littleton, CO that was to commence in May 16, 2022 and end on November 15, 2027. As of May 16, 2022, the Company recorded an operating lease right of use asset and lease liabilities of less than $1.5 million in the consolidated balance sheet representing the present value of minimum lease payments using the Company’s incremental borrowing rate of 10.6%.

As of December 31, 2022 and 2021, the components of lease expense are as follows (in thousands):

Lease cost:	2022	2021

Operating lease cost	$487	$583
Total net lease cost	$487	$583

Rent expense is recognized on a straight-line basis over the lease term. Lease expense, including real estate taxes and related costs, for the years ended December 31, 2022 and 2021 aggregated approximately $0.5 million, and $0.6 million respectively. This is included under general and administrative expense.

As of December 31, 2022, the remaining lease terms and discount rate used are as follows (in thousands):

2022

Weighted-average remaining lease term (years)	4.64
Weighted-average discount rate	8.3%

Supplemental cash flow information related to leases as of December 31, 2022 is as follows (in thousands):

2022
Cash flow classification of lease payments:
Operating cash flows from operating leases	438

As of December 31, 2022, the maturities of the Company’s future minimum lease payments were as follows (in thousands):

As of December 31,

2023	$602
2024	621
2025	594
2026	507
2027	493
Thereafter	140
Total lease payments	2,957
Less: Imputed interest	(544)
Total	$2,413